AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.6%
Asset-Backed Securities — 0.8%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
5.998%(c)	01/19/35	40,000	$38,925,228
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	10/15/34	42,500	41,473,952
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.542%(c)	04/15/29	19,076	18,878,998

Total Asset-Backed Securities (cost $101,483,144)			99,278,178
Commercial Mortgage-Backed Securities — 6.7%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	12,380,706
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,322,430
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	23,506,775
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	2,227	2,180,447
Series 2014-GC23, Class A3
3.356%	07/10/47	11,062	10,700,945
Series 2015-GC29, Class A3
2.935%	04/10/48	14,081	13,371,319
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	12,965,406
Series 2015-GC33, Class A3
3.515%	09/10/58	18,636	17,765,403
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	18,622,462
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	15,608,388
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	32,219,502
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,583,421
Series 2017-P07, Class A3
3.442%	04/14/50	18,487	17,223,167
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,534,799
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	6,442	6,431,371
Series 2014-CR18, Class A4
3.550%	07/15/47	3,759	3,648,507
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	9,689,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,656	$1,592,084
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	14,271,376
Series 2015-CR26, Class A3
3.359%	10/10/48	14,603	13,927,876
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	9,644,596
Series 2015-LC21, Class A3
3.445%	07/10/48	14,476	13,798,831
Series 2015-PC01, Class A4
3.620%	07/10/50	5,731	5,552,921
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	22,911,905
Series 2016-DC02, Class A4
3.497%	02/10/49	10,055	9,566,913
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	35,495,204
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	16,573	15,875,307
Series 2015-C04, Class A3
3.544%	11/15/48	29,293	28,043,036
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	14,116,743
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,229,792
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	13,772,694
Series 2017-C06, Class A3
3.269%	06/10/50	34,225	33,115,262
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	2,937,313
Series 2016-GS02, Class A3
2.791%	05/10/49	19,494	18,143,042
Series 2016-GS03, Class A3
2.592%	10/10/49	23,219	21,338,754
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	2,274	2,251,331
Series 2014-C22, Class A3A1
3.538%	09/15/47	11,315	10,974,603
Series 2015-C30, Class A4
3.551%	07/15/48	12,280	11,730,160
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	46,283,777
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	15,675	14,485,664
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	15,362	14,750,332
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	$8,901,118
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,305,985
Series 2018-C12, Class A4 (original cost $25,249,863; purchased 08/03/18)(f)
4.030%	08/15/51	25,000	23,549,997
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	6,190	6,052,995
Series 2015-C29, Class A3
3.368%	06/15/48	8,777	8,416,587
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	14,278,971
Series 2016-C35, Class A3
2.674%	07/15/48	22,106	20,383,465
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	27,410,073
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	18,480,476
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	13,706,877
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	26,373,832
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	31,026,415

Total Commercial Mortgage-Backed Securities (cost $881,346,336)			819,450,870
Corporate Bonds — 88.9%
Aerospace & Defense — 1.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	13,682,387
3.625%	03/01/48	10,905	7,804,579
3.650%	03/01/47	8,861	6,410,295
3.750%	02/01/50	4,050	3,057,907
3.850%	11/01/48	6,466	4,815,454
3.900%	05/01/49	17,990	13,604,049
3.950%	08/01/59	8,125	5,974,153
4.508%	05/01/23(a)	12,677	12,664,014
5.805%	05/01/50	48,532	48,795,679
5.930%	05/01/60	42,730	42,713,931
7.875%	04/15/43	13,929	15,519,229
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23	5,675	5,648,218
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,775,294
5.700%	11/15/54	11,875	13,515,208
5.900%	11/15/63	7,625	8,930,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	$481,254
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,147,982
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,523,589
4.150%	05/15/45	1,150	1,006,276
4.875%	10/15/40	1,320	1,282,055
			213,352,220
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,220	2,985,968
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	15,138	14,077,809
4.390%	08/15/37	39,700	32,404,327
4.700%	04/02/27	5,130	5,034,517
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/15/33	5,000	5,109,369
5.750%	11/17/32	1,625	1,704,695
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	2,240	2,112,844
5.850%	08/15/45	6,490	5,850,982
7.000%	08/04/41	3,275	3,332,854
8.125%	05/01/40	650	735,743
			73,349,108
Airlines — 0.5%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,438	2,206,307
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	7,613	6,617,435
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,827	2,589,770
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,723	3,423,473
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	16,034	14,196,335
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,898	1,865,108
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27(a)	7,520	7,507,749

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		133	$124,454
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27		1,012	953,964
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)		3,193	2,988,639
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		16,921	15,065,928
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29		4,175	3,775,912
				61,315,074
Auto Manufacturers — 1.4%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	1,122,221
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		5,650	4,423,469
4.750%	01/15/43		6,670	5,077,601
7.750%	06/15/43		1,510	1,583,971
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27		1,775	1,653,581
4.687%	06/09/25(a)		34,740	33,424,171
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	3,474,307
5.150%	04/01/38		3,890	3,514,610
5.200%	04/01/45		22,128	18,562,892
5.400%	04/01/48(a)		4,065	3,512,633
6.250%	10/02/43		45,675	43,931,893
6.600%	04/01/36		13,335	13,743,960
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		3,525	3,465,371
4.000%	01/15/25		372	362,694
4.000%	10/06/26		6,525	6,239,656
4.300%	07/13/25		440	429,968
4.350%	01/17/27		3,320	3,219,558
5.250%	03/01/26		11,130	11,131,444
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	14,941,865
				173,815,865
Banks — 9.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28		4,400	4,059,994
5.294%	08/18/27		8,200	8,075,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(a)(oo)	1,750	$1,716,485
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)	3,315	2,983,126
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	22,000	21,175,994
Sr. Unsec’d. Notes
2.972%(ff)	07/21/52	5,000	3,370,334
3.311%(ff)	04/22/42	12,500	9,625,624
3.419%(ff)	12/20/28	22,418	20,845,693
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	54,760	38,710,990
2.884%(ff)	10/22/30(a)	11,865	10,318,574
3.194%(ff)	07/23/30	5,180	4,601,439
3.824%(ff)	01/20/28	67,232	64,125,989
4.083%(ff)	03/20/51	38,060	31,130,757
4.271%(ff)	07/23/29	3,600	3,464,897
4.330%(ff)	03/15/50	10,295	8,876,927
5.000%	01/21/44	16,835	16,424,692
Sub. Notes
6.110%	01/29/37	1,000	1,054,728
Sub. Notes, MTN
4.450%	03/03/26	18,340	17,958,663
Sub. Notes, Series L, MTN
3.950%	04/21/25	10,185	9,870,087
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	11,245	10,276,846
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	6,505	6,174,962
4.375%	01/12/26(a)	10,555	10,212,525
5.304%(ff)	08/09/26	22,700	22,208,402
Sub. Notes
5.088%(ff)	06/20/30	12,000	11,097,058
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27	10,595	9,293,513
2.591%(ff)	01/20/28	9,410	8,442,361
2.871%(ff)	04/19/32	10,000	8,311,497
3.132%(ff)	01/20/33(a)	20,330	16,898,011
4.400%	08/14/28(a)	11,780	11,122,969
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	12,605	10,803,153
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	4,000	3,646,128
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	3,750	3,162,286
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(a)(oo)	32,500	30,327,018
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	22,970	20,149,917

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	$20,494,181
2.904%(ff)	11/03/42	5,420	3,874,193
3.668%(ff)	07/24/28	34,800	32,964,632
3.700%	01/12/26	1,800	1,744,134
3.887%(ff)	01/10/28	385	368,540
5.875%	01/30/42	4,115	4,368,417
6.875%	02/15/98	2,825	3,151,249
8.125%	07/15/39	2,000	2,586,808
Sub. Notes
4.400%	06/10/25	5,400	5,263,304
4.450%	09/29/27	8,905	8,636,113
4.600%	03/09/26	425	416,993
4.750%	05/18/46	1,045	925,685
5.875%	02/22/33	2,300	2,360,081
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	495	470,250
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25(a)	1,665	1,531,800
3.800%	06/09/23	16,907	16,568,860
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29(a)	12,455	11,053,813
4.207%(ff)	06/12/24(a)	4,560	4,423,200
4.282%	01/09/28	7,135	6,439,338
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	4,815	4,582,242
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27(a)	4,260	3,586,765
2.552%(ff)	01/07/28	1,022	866,905
Sub. Notes
3.729%(ff)	01/14/32	11,800	8,809,709
3.742%(ff)	01/07/33	8,930	6,451,358
7.079%(ff)	02/10/34	3,155	2,914,684
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26(a)	2,205	2,031,921
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42	2,975	2,240,104
3.500%	11/16/26	9,640	9,207,555
3.750%	02/25/26	1,500	1,459,026
Sub. Notes
5.150%	05/22/45	8,275	7,860,659
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	4,804,819
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	6,800	6,525,813
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29	15,500	13,522,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, 144A
4.950%(ff)	06/01/42	4,505	$2,978,751
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month LIBOR + 2.580%
7.394%(c)	05/01/23(a)(oo)	4,400	4,310,042
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	32,730	31,549,028
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	15,730	14,693,977
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	23,759,532
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41	34,035	23,821,094
2.739%(ff)	10/15/30	1,630	1,422,425
3.157%(ff)	04/22/42	15,586	11,862,236
3.328%(ff)	04/22/52	30,890	22,632,120
3.782%(ff)	02/01/28	5,000	4,785,177
3.882%(ff)	07/24/38	42,267	37,215,127
3.897%(ff)	01/23/49	3,000	2,456,238
3.964%(ff)	11/15/48	57,900	47,992,071
4.005%(ff)	04/23/29(a)	11,035	10,544,953
4.032%(ff)	07/24/48	3,525	2,965,624
4.260%(ff)	02/22/48	31,042	27,094,265
4.452%(ff)	12/05/29	1,500	1,457,158
5.600%	07/15/41	1,100	1,147,731
Sub. Notes
4.125%	12/15/26(a)	9,450	9,227,612
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,332,062
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.309%(ff)	07/20/32	9,795	7,825,819
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,513,222
3.625%	01/20/27	2,600	2,502,124
4.375%	01/22/47	3,800	3,405,267
4.457%(ff)	04/22/39	8,035	7,373,459
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	575,535
4.431%(ff)	01/23/30	27,100	26,083,700
5.597%(ff)	03/24/51(a)	33,500	35,405,720
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	9,958,948
3.971%(ff)	07/22/38	17,130	15,102,320
6.375%	07/24/42	20,875	23,439,463
Sub. Notes, MTN
4.100%	05/22/23	60	59,864
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	10,490	9,802,435
4.892%(ff)	05/18/29	1,895	1,820,955
5.076%(ff)	01/27/30	8,105	7,844,576

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	$443,845
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	16,230	10,360,601
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	10,136	9,343,144
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	9,864	9,279,982
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
8.463%(c)	06/15/23(oo)	1,668	1,653,551
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(oo)	18,520	16,298,596
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30	15,000	12,724,146
4.125%	09/24/25	3,999	3,820,604
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53(a)	12,450	11,041,388
5.013%(ff)	04/04/51	5,200	4,893,158
Sub. Notes, GMTN
4.900%	11/17/45(a)	8,905	7,922,661
Sub. Notes, MTN
4.650%	11/04/44(a)	3,135	2,707,398
4.750%	12/07/46	13,680	11,879,594
			1,211,352,503
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	36,270	36,025,172
4.900%	02/01/46	102,484	99,408,219
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	32,950	31,255,230
4.439%	10/06/48(a)	15,865	14,607,346
4.600%	04/15/48	3,808	3,607,064
5.450%	01/23/39	6,345	6,661,409
5.550%	01/23/49	56,154	60,634,224
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	21,472,651
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	22,929	22,203,590
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45(a)	17,400	15,597,358
4.500%	04/15/52(a)	10,180	9,048,583
			320,520,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 1.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	$753,105
2.770%	09/01/53	5,170	3,305,275
2.800%	08/15/41	11,000	8,050,254
3.000%	01/15/52	8,827	6,059,859
3.625%	05/22/24	4,830	4,762,224
4.400%	05/01/45	18,243	16,079,118
4.663%	06/15/51	17,165	15,617,766
5.150%	11/15/41	6,183	6,017,721
5.600%	03/02/43	17,695	18,245,603
5.650%	03/02/53(a)	6,875	7,155,057
5.750%	03/02/63(a)	8,330	8,642,111
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,154,414
3.650%	03/01/26	12,295	12,040,416
4.500%	02/01/45	4,586	4,269,193
4.750%	03/01/46	6,095	5,855,904
4.800%	04/01/44	11,250	10,905,793
			128,913,813
Building Materials — 0.9%
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,718,198
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,717,674
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,587,304
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,115,430
4.250%	12/15/47	2,150	1,827,362
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29(a)	2,700	2,544,869
4.200%	12/01/24	4,868	4,803,782
4.300%	07/15/47	26,244	21,651,020
4.400%	01/30/48	16,375	13,696,835
7.000%	12/01/36	14,958	16,696,303
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	3,878	3,552,296
4.500%	06/15/47	32,910	29,275,612
4.700%	03/01/48	2,117	1,932,880
			110,119,565
Chemicals — 3.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	18,180,208
5.150%	03/15/34	20,126	19,300,146
5.375%	03/15/44(a)	24,200	21,862,362

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Gtd. Notes, 144A
4.500%	12/01/26	20,768	$20,235,884
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	13,869	12,897,226
4.375%	11/15/42	6,781	5,877,088
4.800%	05/15/49	3,720	3,299,242
5.250%	11/15/41	401	389,385
5.550%	11/30/48	22,480	22,143,250
6.900%	05/15/53	33,600	38,887,321
7.375%	11/01/29	7,959	9,085,046
9.400%	05/15/39(a)	351	470,587
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	1,168	1,176,068
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.800%	09/01/42	4,057	3,632,346
5.750%	03/08/33	2,030	2,065,716
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	24,321	19,952,885
4.500%	05/01/29	21,700	20,382,821
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,447	2,156,395
5.250%	07/15/43(a)	21,058	19,282,265
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	12,275	10,132,114
3.375%	10/01/40	18,764	13,897,849
3.625%	04/01/51	10,905	7,752,951
3.800%	10/01/60	3,893	2,677,215
4.200%	10/15/49	1,523	1,190,319
4.200%	05/01/50	47,950	37,605,569
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	4,273	4,274,717
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	10,056	9,793,911
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	7,241	6,484,706
4.200%	04/01/29(a)	735	709,523
4.900%	06/01/43	1,200	1,100,945
5.000%	04/01/49	2,010	1,866,364
5.250%	01/15/45	4,832	4,598,678
5.625%	12/01/40	1,985	1,984,391
5.800%	03/27/53	8,075	8,309,195
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	1,990,077
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	616,076
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	2,349	$1,453,327
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	18,529,772
			376,243,940
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,276,023
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,528,328
4.200%	11/01/46	32,800	27,773,523
4.500%	02/15/45	8,460	7,541,890
5.625%	03/15/42	1,000	1,028,639
6.700%	06/01/34	1,000	1,135,596
7.000%	10/15/37	3,623	4,281,271
Experian Finance PLC,
Gtd. Notes, 144A
2.750%	03/08/30	4,050	3,490,180
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,761,774
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	999,298
3.750%	06/01/23	3,425	3,413,519
4.000%	06/01/23(a)	6,920	6,886,984
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48(a)	12,125	10,503,615
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	291,523
4.678%	07/01/2114	12,715	11,938,515
5.600%	07/01/2111	160	178,706
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44(a)	2,800	2,762,453
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	14,026,938
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	9,200	8,300,480
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	447,560
Unsec’d. Notes
5.625%	10/01/38	17,500	19,372,406
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,204,275

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	$3,837,038
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39(a)	3,000	3,372,438
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	6,390,682
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	5,376,139
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,520,319
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,965,678
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	3,006,201
			165,611,991
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	11,410	8,549,346
2.400%	08/20/50	3,601	2,407,730
2.700%	08/05/51	40,215	28,320,452
2.850%	08/05/61	77,200	53,235,954
3.750%	09/12/47	4,900	4,282,066
3.850%	08/04/46	10,700	9,542,620
3.950%	08/08/52	3,795	3,401,734
4.650%	02/23/46	28,906	29,000,507
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,766,150
			140,506,559
Distribution/Wholesale — 0.2%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32	19,000	18,033,426
Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	10,000	9,728,563
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	3,572,732
			13,301,295
Electric — 13.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	4,231,985
3.950%	06/01/28	6,240	6,005,951
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	$6,902,409
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,872,215
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	1,978,411
3.750%	12/01/47	10,015	8,267,112
3.800%	06/15/49	10,675	8,820,101
4.000%	12/01/46	5,000	4,268,174
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,850,447
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	10,025,732
4.500%	03/15/49	1,155	1,076,517
5.900%	12/01/52	5,120	5,727,063
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,683,400
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,637,082
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	10,681,399
3.800%	06/01/29(a)	9,750	9,160,749
Avista Corp.,
First Mortgage
4.000%	04/01/52	1,680	1,420,745
4.350%	06/01/48	11,205	10,030,445
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	14,511,945
4.250%	09/15/48	14,575	12,643,875
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45(a)	9,990	8,938,755
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	9,488,605
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	8,960	6,841,640
4.250%	11/01/28	1,095	1,053,797
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	8,672,140
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,397,139
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,123,278
4.875%	03/01/44	4,495	4,125,167

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	17,409	$12,317,098
3.650%	06/15/46	18,950	14,966,310
3.700%	03/01/45	4,751	3,820,894
3.800%	10/01/42	3,615	3,049,739
4.000%	03/01/48	5,808	4,941,503
4.000%	03/01/49	4,240	3,554,182
4.350%	11/15/45	5,560	4,903,002
4.600%	08/15/43	2,000	1,864,936
5.300%	02/01/53	2,045	2,116,062
First Mortgage, Series 123
3.750%	08/15/47	10,400	8,475,730
First Mortgage, Series 127
3.200%	11/15/49	4,455	3,258,153
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,773,892
Connecticut Light & Power Co. (The),
First Mortgage
5.250%	01/15/53	9,820	10,137,211
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	504,827
3.950%	03/01/43	4,905	4,126,125
5.700%	06/15/40	2,120	2,183,056
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	2,338,386
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	12,680	9,128,084
3.250%	08/15/46	5,075	3,782,355
3.500%	08/01/51	20,750	16,153,902
3.750%	02/15/50	3,500	2,836,429
4.350%	04/15/49	1,550	1,407,715
4.350%	08/31/64	6,840	5,806,573
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	3,058,834
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,259,467
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	5,173	4,688,517
4.050%	09/15/42	1,340	1,078,046
4.900%	08/01/41	8,810	8,076,464
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	14,411,627
3.700%	06/01/46	1,305	1,039,534
3.750%	08/15/47	7,900	6,418,348
3.950%	06/15/42	5,800	4,719,758
4.300%	07/01/44	3,975	3,527,059
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	3,042,032
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	$12,827,547
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	29,054,913
3.450%	04/15/51	380	287,913
3.700%	12/01/47	4,556	3,644,129
3.950%	03/15/48	7,724	6,446,803
4.250%	12/15/41	12,900	11,523,289
6.050%	04/15/38	2,505	2,737,665
First Ref. Mortgage
2.950%	12/01/26	14,955	14,144,249
3.750%	06/01/45	20,780	16,902,643
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	6,001,900
Duke Energy Florida LLC,
First Mortgage
3.000%	12/15/51	14,895	10,451,410
3.400%	10/01/46	8,280	6,327,128
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	388,510
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,486,415
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	16,057,997
4.100%	03/15/43	1,200	1,037,614
4.150%	12/01/44	4,802	4,136,648
5.700%	04/01/35	500	514,029
6.125%	09/15/33	4,400	4,699,543
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,390,132
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	4,580	3,856,292
3.500%	04/06/28(a)	23,797	21,881,922
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,198,383
4.200%	09/01/48	61,138	53,071,415
4.200%	04/01/50	20,550	17,533,952
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	9,018	7,151,814
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	13,798,927
4.500%	03/30/39	15,760	14,366,360
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,834,203

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.450%	04/15/50	4,420	$3,327,310
4.100%	04/01/43	3,000	2,636,601
4.125%	03/01/42	3,010	2,599,249
4.250%	12/01/45	4,365	3,739,840
4.625%	09/01/43	2,780	2,396,691
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,378,506
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,652,193
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	10,656,702
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	3,870	3,205,344
3.950%	03/01/48	22,070	19,043,678
3.990%	03/01/49	22,600	19,573,277
4.050%	10/01/44	4,104	3,615,098
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,432,065
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	16,803	14,824,233
5.400%	06/01/40	3,109	3,028,598
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,734,616
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	4,995	3,570,750
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48	6,300	5,426,549
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,391,346
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,603,186
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	588,347
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	3,939,105
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	9,786,044
5.300%	07/01/43	1,000	962,169
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	993,883
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	7,084	6,018,202
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	$9,533,744
4.300%	01/15/29	6,315	6,056,482
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	11,466,125
3.650%	08/01/48	22,370	18,120,067
4.250%	05/01/46	4,500	3,945,270
4.250%	07/15/49	10,200	9,124,702
4.400%	10/15/44	18,980	17,432,924
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,521,256
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	8,027,170
General Ref. Mortgage, Series GG
5.900%	05/01/53	8,765	9,719,561
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	5,333,443
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,342,811
3.400%	08/15/42(a)	8,450	6,877,375
3.600%	05/15/46(a)	17,056	13,540,892
3.600%	09/15/47	11,350	9,182,319
4.000%	08/15/45	4,830	4,149,601
4.125%	05/15/44	8,520	7,479,895
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27(a)	794	795,057
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,352,980
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	7,047,380
4.550%	03/15/44	1,325	1,124,809
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	3,045	2,053,704
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	22,122,253
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	2,185	1,547,087
3.950%	12/01/47(a)	36,215	25,786,751
4.000%	12/01/46	22,088	15,500,895
4.250%	03/15/46	10,000	7,411,001
4.300%	03/15/45	10,000	7,513,789
4.500%	07/01/40	28,445	23,409,199
4.750%	02/15/44	8,542	6,922,893
6.700%	04/01/53	9,795	10,086,160

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	$7,349,160
4.125%	01/15/49	28,774	24,661,362
4.150%	02/15/50(a)	16,875	14,434,702
5.350%	12/01/53	25,755	26,427,488
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	4,128,253
3.000%	09/15/49	3,922	2,795,650
3.050%	03/15/51	1,200	850,249
3.700%	09/15/47	3,840	3,120,893
3.900%	03/01/48	10,494	8,895,226
First Ref. Mortgage
4.800%	10/15/43	1,575	1,467,029
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	16,030,838
3.600%	06/01/29	10,000	9,327,991
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	2,968,847
3.950%	06/01/47	5,845	5,033,974
4.125%	06/15/44	4,450	3,886,932
5.250%	05/15/53	17,865	18,502,988
6.250%	05/15/39	500	554,622
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	26,624,055
7.750%	03/01/31	8,824	10,203,976
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	7,506,605
3.700%	06/15/28	2,000	1,935,194
4.100%	06/15/48	4,735	4,056,922
4.300%	03/15/44	165	146,661
5.250%	04/01/53	6,550	6,675,909
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24(a)	2,900	2,856,492
4.000%	06/01/44	2,000	1,637,690
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,281,717
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	9,985	7,323,215
4.434%	11/15/41	1,787	1,543,650
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27(a)	6,375	5,978,339
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	27,438,366
5.350%	05/15/35	6,997	7,169,306
5.350%	05/15/40	773	780,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
6.000%	06/01/39	5,700	$6,117,563
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,986,174
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	13,841,315
3.400%	02/01/28	21,790	20,510,999
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	16,130	12,434,484
First Ref. Mortgage
4.000%	04/01/47	28,115	23,147,805
4.050%	03/15/42	7,200	5,975,725
4.650%	10/01/43	1,950	1,770,672
5.500%	03/15/40	11,962	12,033,132
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	4,071,659
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,243,473
4.125%	03/01/48	15,150	12,527,234
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	15,637,312
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,493,696
4.500%	08/15/41	550	495,166
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,333,090
4.450%	06/15/49	13,580	11,798,382
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,142,659
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	7,282,304
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,181,493
4.450%	02/15/44	1,210	1,072,590
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,660,042
3.800%	04/01/28	5,815	5,646,999
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,214,887
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,336,883
3.700%	01/30/27	24,065	22,238,572
4.300%	07/15/29	6,970	6,215,669
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	713,674

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	$4,627,436
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	4,909,275
			1,596,862,332
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,610,661
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2,500	2,474,875
			5,085,536
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,778,556
5.500%	07/31/47	15,700	11,991,660
			16,770,216
Entertainment — 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
4.054%	03/15/29	6,000	5,579,582
5.050%	03/15/42(a)	22,485	18,800,888
5.141%	03/15/52	35,982	29,191,449
5.391%	03/15/62	4,850	3,920,029
			57,491,948
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	7,606,729
6.200%	03/01/40	5,000	5,529,284
			13,136,013
Foods — 2.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	552,395
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	48,012	44,767,751
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32	4,920	3,871,344
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	2,978,073
4.375%	06/01/46(a)	8,181	7,128,109
4.625%	10/01/39	3,500	3,205,923
5.000%	07/15/35	3,181	3,185,006
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
5.200%	07/15/45	33,974	$32,954,704
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,890,591
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,571,275
5.000%	04/15/42	1,150	1,076,982
5.150%	08/01/43	450	427,597
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	5,037,614
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	19,668,984
4.125%	04/01/54	11,735	10,058,513
4.200%	04/01/59	10,575	8,909,556
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,469,868
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38(a)	35,000	32,566,297
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	6,022,950
4.500%	04/01/46	4,255	3,697,098
6.600%	04/01/50	5,646	6,432,579
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	14,163,794
4.550%	06/02/47	1,510	1,307,391
5.100%	09/28/48(a)	44,347	41,651,555
5.150%	08/15/44(a)	1,075	1,018,873
			262,614,822
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,281,652
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	13,650	10,406,817
4.125%	10/15/44	5,120	4,451,760
5.750%	10/15/52	13,325	14,491,647
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	7,945	6,724,272
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44	6,745	6,238,023
5.650%	02/01/45	2,260	2,349,353
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	12,356,448
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	12,500	11,613,623

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
4.650%	08/01/43		5,960	$5,306,700
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	2,151,542
First Mortgage, Series VV
4.300%	01/15/49		8,650	7,383,558
First Mortgage, Series WW
3.950%	02/15/50		26,720	21,309,843
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	9,502,527
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,026,267
3.950%	10/01/46		5,520	4,320,446
4.400%	06/01/43		750	634,808
4.400%	05/30/47		27,369	23,384,196
				151,651,830
Healthcare-Products — 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		395	406,092
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.750%	12/06/52		3,955	4,202,273
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		1,410	988,382
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	3,878,381
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	3,320	2,886,440
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	980
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	5,096,568
2.000%	10/18/51	EUR	6,550	4,574,828
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,891,211
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	24,835,076
1.875%	10/01/49	EUR	45,875	31,648,053
				80,408,284
Healthcare-Services — 3.5%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	6,751,560
4.272%	08/15/48		8,950	7,997,536
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42	1,865	$1,578,752
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	3,338	2,892,901
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	17,663	14,924,989
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47	6,650	5,925,381
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	2,875	2,666,884
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	12,000	9,819,583
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	2,824,463
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50	14,965	10,731,441
3.600%	03/15/51	3,360	2,628,536
3.700%	09/15/49	8,819	6,982,528
4.625%	05/15/42	2,600	2,426,571
4.650%	01/15/43	1,000	936,723
4.850%	08/15/54	510	451,131
5.100%	01/15/44	720	701,876
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25	3,500	3,510,390
5.250%	06/15/49	33,928	30,615,434
5.375%	02/01/25	24,080	24,087,942
5.500%	06/15/47(a)	10,000	9,385,405
5.875%	02/01/29	5,400	5,515,738
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	18,092,466
Inova Health System Foundation,
Unsec’d. Notes
4.068%	05/15/52	5,000	4,310,801
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47(a)	10,969	9,626,035
4.875%	04/01/42(a)	1,000	977,971
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	7,946,190
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	2,104,796
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,405,782

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	$1,771,753
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,704,839
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,400	3,190,458
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	554,771
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,663,475
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	1,917,220
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	10,904,440
4.784%	07/01/44	7,305	6,905,652
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	748,538
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	2,000	1,447,723
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,395,021
Unsec’d. Notes
4.089%	10/01/48	2,208	1,844,276
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	3,725	2,640,626
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30(a)	10,560	9,448,779
3.450%	06/01/26(a)	4,715	4,511,281
4.250%	04/01/24	1,400	1,384,399
4.700%	03/30/45	7,800	7,056,800
5.750%	01/30/40	1,251	1,258,211
6.950%	07/01/37	1,704	1,835,903
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	22,610	15,811,151
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	4,860	4,091,035
Unsec’d. Notes
3.477%	07/01/49	1,745	1,368,852
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,964,501
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28(a)	2,400	2,274,962
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	$4,747,857
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,420,431
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,942,066
3.950%	10/15/42	2,060	1,803,756
4.250%	04/15/47	13,715	12,293,540
4.250%	06/15/48	13,865	12,475,018
4.450%	12/15/48(a)	2,000	1,851,666
4.625%	11/15/41	4,601	4,447,513
4.750%	07/15/45	6,770	6,667,609
4.750%	05/15/52	10,905	10,626,897
4.950%	05/15/62	7,570	7,375,488
5.200%	04/15/63	48,000	48,647,399
5.800%	03/15/36	3,945	4,310,645
5.875%	02/15/53	5,130	5,766,108
6.050%	02/15/63	4,830	5,522,605
			424,413,069
Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25(a)	915	905,998
Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	22,389,947
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24(a)	21,245	20,721,712
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	358,385
			43,470,044
Insurance — 2.2%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53	800	778,547
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	15,000	13,592,453
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	7,886,249
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	3,865	2,729,251
4.300%	05/15/43	2,250	2,077,389
4.400%	05/15/42	645	617,537
Chubb INA Holdings, Inc.,
Gtd. Notes
2.850%	12/15/51	8,570	6,033,248

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
3.050%	12/15/61	10,935	$7,402,591
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26(a)	9,363	9,271,650
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	10,130,493
3.500%	10/15/50	5,045	3,658,736
4.868%	06/01/44	14,360	13,249,760
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	409,002
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	9,999	7,121,726
3.951%	10/15/50	36,115	27,411,429
4.569%	02/01/29	5,880	5,663,223
5.500%	06/15/52	11,020	10,492,388
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,325,787
7.000%	06/15/40	6,248	6,701,843
Markel Corp.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	8,047,961
3.500%	11/01/27	5,000	4,759,669
4.150%	09/17/50	8,815	7,064,205
4.300%	11/01/47	4,479	3,659,812
5.000%	03/30/43	100	88,945
5.000%	04/05/46	2,360	2,155,840
5.000%	05/20/49	18,590	17,043,000
MetLife, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/54	10,230	9,983,663
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	6,035,764
Progressive Corp. (The),
Jr. Sub. Notes, Series B, 3 Month LIBOR + 2.539%
7.405%(c)	05/01/23(oo)	4,000	3,937,750
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,855,625
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	22,200,671
4.900%	09/15/44	350	321,137
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	37,734	27,034,922
5.750%	08/15/42	5,540	5,036,503
7.250%	03/15/28	2,707	2,867,480
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,437,183
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	$3,011,697
			267,095,129
Internet — 0.6%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52(a)	15,695	13,927,351
4.100%	04/13/62	61,891	54,463,381
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,146,141
			71,536,873
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	5,080	4,626,850
Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	12,151,821
5.000%	10/15/27	12,845	12,874,287
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	21,360,588
			46,386,696
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	2,486,227
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50(a)	3,385	3,002,741
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	46,281	45,452,940
			48,455,681
Media — 4.1%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	140,656
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	26,750	20,349,740
5.375%	04/01/38	13,155	11,442,902
5.375%	05/01/47	56,457	46,408,957
5.750%	04/01/48	76,467	65,653,913
6.384%	10/23/35	17,423	17,291,010
6.484%	10/23/45	10,574	9,967,066
6.834%	10/23/55	10,596	10,279,975

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51	28,479	$19,434,368
2.937%	11/01/56	59,274	39,502,172
3.250%	11/01/39	54,500	44,079,445
3.300%	02/01/27	3,245	3,132,670
3.400%	07/15/46	12,867	9,944,425
3.450%	02/01/50	54,000	41,609,382
3.750%	04/01/40	14,385	12,363,161
3.900%	03/01/38	18,880	16,955,428
3.969%	11/01/47	13,145	11,091,369
3.999%	11/01/49	10,302	8,646,228
4.000%	03/01/48	5,843	4,947,422
4.049%	11/01/52	3,299	2,781,162
4.200%	08/15/34	10,000	9,564,079
4.250%	01/15/33	3,790	3,693,713
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,659,984
4.000%	09/15/55	6,650	4,413,556
4.125%	05/15/29	11,100	10,321,586
5.200%	09/20/47(a)	2,950	2,431,501
5.300%	05/15/49	35,722	29,799,058
Paramount Global,
Jr. Sub. Notes
6.250%(ff)	02/28/57	2,835	2,126,260
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	1,931,971
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,634,872
5.875%	11/15/40	7,590	6,850,734
6.550%	05/01/37	2,785	2,737,972
6.750%	06/15/39	4,700	4,629,034
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24(a)	4,600	4,567,556
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	1,215	985,249
5.400%	10/01/43	9,675	10,173,481
7.700%	10/30/25	1,129	1,206,964
			497,749,021
Mining — 2.0%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	10,858,859
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	5,000	5,399,069
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	16,090,970
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,300	$1,366,261
5.750%	05/01/43	8,314	8,712,478
7.500%	09/15/38	10,946	13,019,036
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	28,955,614
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	3,528	3,556,423
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	3,000	2,707,470
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	24,087	23,379,155
5.950%	03/15/24	8,220	8,219,148
6.875%	09/01/41	11,304	12,074,480
Newmont Corp.,
Gtd. Notes
6.250%	10/01/39	4,050	4,422,987
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51	17,586	12,086,302
5.200%	11/02/40	860	879,554
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42	6,395	6,210,368
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,800	4,292,061
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	11,389,267
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30(a)	10,000	9,175,837
5.200%	03/01/42	3,060	2,802,373
5.400%	02/01/43	42,680	39,978,911
6.000%	08/15/40(a)	6,627	6,682,471
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,186,966
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	4,860,489
4.625%	12/15/27	5,811	5,539,240
			244,845,789
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	10,939,637

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	4,175	$3,846,611
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	6,185	4,735,838
4.400%	05/27/45	8,260	7,793,672
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	8,893,530
			36,209,288
Office/Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	57,895	52,698,198
Oil & Gas — 5.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	10,563,730
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	13,500	12,767,935
3.000%	01/15/25	2,800	2,697,950
3.750%	01/15/30	8,500	7,654,894
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42	7,500	6,308,804
BP Capital Markets America, Inc.,
Gtd. Notes
3.060%	06/17/41	13,255	10,251,187
3.119%	05/04/26	6,752	6,496,275
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	32,565	33,760,898
6.450%	06/30/33	2,000	2,097,989
6.500%	02/15/37	370	386,254
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	16,394	11,913,233
5.250%	06/15/37	43,790	41,208,041
5.400%	06/15/47	43,262	40,221,503
6.750%	11/15/39	11,798	12,518,333
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	4,030	3,050,345
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	1,146,798
6.000%	03/01/41	3,550	3,980,738
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	5,799,721
3.800%	03/15/52	32,500	26,911,618
4.025%	03/15/62	9,616	7,834,265
4.150%	11/15/34	847	797,949
4.300%	11/15/44	3,330	2,993,327
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	2,525	$2,473,310
4.500%	04/15/23(a)	302	301,788
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	3,193,018
5.000%	06/15/45(a)	14,051	12,500,199
5.600%	07/15/41	21,825	20,907,584
5.875%	06/15/28	7,125	7,235,703
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,585,841
3.500%	12/01/29	9,490	8,689,935
4.400%	03/24/51	18,000	14,493,048
6.250%	03/15/53(a)	27,750	28,791,944
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	1,635	1,623,154
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,729,188
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	2,865,549
3.250%	11/18/49	6,000	4,594,639
3.625%	04/06/40	1,380	1,177,556
3.950%	05/15/43	2,796	2,469,339
7.750%	06/15/23	1,200	1,202,990
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.567%	03/06/45	4,370	3,626,532
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	13,684	13,266,028
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	10,000	9,574,917
5.000%	09/15/54(a)	11,375	9,797,036
5.125%	12/15/26	13,890	14,013,836
5.850%	12/15/45	3,110	2,902,213
6.500%	03/01/41	10,163	10,803,774
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40	14,766	14,846,498
6.450%	09/15/36(a)	21,937	23,076,218
7.500%	05/01/31(a)	4,290	4,734,140
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	1,081,275
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28(a)	6,575	5,546,012
6.350%	02/12/48	2,025	1,252,969
6.950%	01/28/60	6,100	3,912,388
7.690%	01/23/50	12,200	8,547,320

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	11,715	$9,670,378
3.300%	03/15/52	13,505	9,563,590
4.650%	11/15/34	8,200	7,860,603
Phillips 66 Co.,
Gtd. Notes, 144A
3.550%	10/01/26	11,680	11,153,784
4.680%	02/15/45	500	445,994
4.900%	10/01/46	6,500	5,943,384
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	3,918,711
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,888,038
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10,000	9,769,763
4.000%	05/10/46	3,000	2,618,808
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	9,853	7,411,794
5.950%	12/01/34	1,000	1,028,979
6.500%	06/15/38	3,900	4,178,230
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	20,000	19,000,916
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51	21,242	15,455,411
4.350%	06/01/28(a)	25,440	24,937,738
			648,023,849
Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	4,316,065
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	8,235,238
5.000%	11/15/45(a)	1,835	1,671,050
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	17,766,210
			31,988,563
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	2,715	2,275,237
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	975	964,513
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
WestRock MWV LLC,
Gtd. Notes
7.950%	02/15/31	2,487	$2,865,861
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28	7,810	7,428,913
4.900%	03/15/29(a)	3,190	3,137,800
			16,672,324
Pharmaceuticals — 6.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	91,680	81,821,876
4.250%	11/21/49	40,832	36,023,224
4.300%	05/14/36	2,500	2,350,370
4.400%	11/06/42	950	865,566
4.500%	05/14/35	14,945	14,489,241
4.550%	03/15/35	42,638	41,703,867
4.625%	10/01/42	3,115	2,879,415
4.700%	05/14/45	46,155	43,315,310
4.875%	11/14/48	12,407	11,917,027
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.600%	07/15/42	1,000	730,788
4.700%	07/15/64	3,246	2,665,729
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40(a)	11,500	8,285,850
3.400%	07/26/29	5,204	4,940,915
3.700%	03/15/52	7,290	6,094,592
3.900%	03/15/62	11,580	9,549,338
4.250%	10/26/49	14,610	13,255,014
4.350%	11/15/47	22,307	20,638,914
4.550%	02/20/48	34,941	33,057,866
4.625%	05/15/44	6,837	6,642,847
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,500	1,463,057
4.600%	03/15/43	5,964	5,170,312
4.900%	09/15/45	16,736	15,073,556
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27(a)	17,240	16,496,767
4.375%	10/15/28	25,005	24,629,833
4.500%	02/25/26	16,905	16,824,621
4.800%	07/15/46	42,235	38,702,782
4.900%	12/15/48	27,425	25,806,569
5.375%	02/15/42	3,650	3,554,609
Sr. Unsec’d. Notes
2.375%	03/15/31	16,605	14,030,874
3.200%	03/15/40	9,125	7,149,277
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	57,035	52,167,665
3.875%	07/20/25(a)	1,178	1,156,863
4.300%	03/25/28	9,442	9,273,864

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.780%	03/25/38		40,326	$38,422,547
5.125%	07/20/45		41,205	39,051,944
5.300%	12/05/43(a)		20,115	19,765,405
6.250%	06/01/27		1,000	1,055,793
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	8,578,611
4.950%	02/27/63		3,000	3,081,780
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28		11,490	11,279,118
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	6,236,010
2.250%	09/01/50		7,079	4,757,305
2.450%	09/01/60		1,990	1,311,013
3.400%	01/15/38(a)		4,365	3,929,539
3.625%	03/03/37		6,385	5,906,008
4.375%	12/05/33		4,000	4,116,426
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,129,253
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		4,188	2,965,033
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		29,921	23,584,091
5.400%	11/29/43		4,169	3,463,093
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	4,256,175
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38		4,970	4,666,080
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		31,082	30,702,066
3.200%	09/23/26		4,755	4,518,199
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,812,055
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		43,168	34,293,101
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		4,605	3,235,631
4.000%	06/22/50		5,815	3,824,933
				840,669,607
Pipelines — 7.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		4,460	3,892,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	$17,746,517
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	7,382,956
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,230,860
5.125%	05/15/29	6,975	6,882,153
5.375%	07/15/25	27,350	27,263,182
5.600%	04/01/44	6,579	6,285,764
8.125%	08/16/30	6,000	6,783,581
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,145,135
6.750%	09/15/37	890	967,301
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	797,069
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	2,542,539
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	26,000	21,801,781
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,807,920
4.900%	03/15/35	5,735	5,362,794
5.000%	05/15/50	24,385	20,748,140
5.150%	02/01/43	4,450	3,873,244
5.300%	04/01/44	12,420	10,941,454
5.300%	04/15/47	2,500	2,195,522
5.400%	10/01/47	29,625	26,377,218
6.000%	06/15/48	8,083	7,706,989
6.125%	12/15/45	30,335	29,230,180
6.250%	04/15/49	43,065	42,648,037
7.500%	07/01/38	11,000	12,367,722
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	19,246,072
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47(a)	4,233	3,376,297
5.600%	04/01/44	1,651	1,348,284
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10,390	8,053,735
4.150%	10/16/28	6,750	6,558,326
4.200%	01/31/50	25,110	21,308,976
4.250%	02/15/48	18,060	15,394,899
4.450%	02/15/43	7,935	7,043,151
4.800%	02/01/49	5,698	5,239,464
4.850%	08/15/42	1,990	1,860,189
4.850%	03/15/44	5,775	5,356,205
4.900%	05/15/46	34,397	31,862,833
4.950%	10/15/54	3,110	2,817,261
5.100%	02/15/45	6,532	6,228,247
5.375%(ff)	02/15/78	7,380	5,910,697

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.125%	10/15/39	3,937	$4,283,696
Gtd. Notes, Series D
6.875%	03/01/33	55	62,638
Gtd. Notes, Series D, 3 Month LIBOR + 2.986%
7.858%(c)	08/16/77(a)	4,312	4,061,218
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	2,620	2,527,207
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	18,448,253
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	9,566,817
5.000%	08/15/42	2,010	1,790,482
5.000%	03/01/43	1,176	1,034,891
5.400%	09/01/44	878	811,831
6.500%	02/01/37	900	950,789
6.500%	09/01/39	5,545	5,814,705
6.550%	09/15/40	4,370	4,492,124
Gtd. Notes, MTN
6.950%	01/15/38	575	643,552
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	25,499	18,059,958
5.050%	02/15/46	7,759	6,826,705
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	4,130	3,087,061
4.850%	02/01/49	17,700	15,397,495
5.150%	10/15/43	820	741,438
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	8,475,021
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	4,912,880
4.500%	04/15/38	6,469	5,738,481
4.700%	04/15/48	35,677	29,964,914
4.875%	12/01/24	1,566	1,556,562
4.900%	04/15/58	9,705	8,049,263
4.950%	03/14/52(a)	4,017	3,487,764
5.200%	03/01/47	2,690	2,411,806
5.200%	12/01/47	14,490	12,900,853
5.500%	02/15/49	41,665	38,785,168
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	8,125,326
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,305,610
6.200%	09/15/43	18,615	18,414,349
6.850%	10/15/37	1,742	1,840,198
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	7,657,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.400%	09/01/29	4,705	$4,190,548
4.450%	09/01/49	10,085	7,833,172
4.500%	03/15/50	18,730	14,528,746
4.550%	07/15/28	15,725	15,201,457
4.950%	07/13/47	31,318	26,218,787
5.200%	07/15/48	16,565	14,311,884
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	3,769,308
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,061,031
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	475,952
Targa Resources Corp.,
Gtd. Notes
6.250%	07/01/52	9,000	8,884,728
6.500%	02/15/53	32,855	33,635,163
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,087,568
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	1,835,804
5.400%	08/15/41	1,560	1,541,220
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	4,925	4,722,209
5.300%	03/01/48	11,885	10,144,251
5.450%	04/01/44	3,175	2,771,319
6.150%	04/01/33	1,085	1,099,908
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,419,041
3.500%	10/15/51	17,225	12,224,226
3.750%	06/15/27	990	950,508
4.300%	03/04/24	9,900	9,800,197
4.850%	03/01/48	3,650	3,229,934
4.900%	01/15/45(a)	9,062	7,977,909
5.100%	09/15/45	2,082	1,911,223
5.300%	08/15/52	7,130	6,731,936
5.400%	03/04/44	16,409	15,401,895
5.750%	06/24/44	13,955	13,646,207
5.800%	11/15/43	3,434	3,401,716
6.300%	04/15/40	12,660	13,324,343
			926,143,503
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,284,319
Real Estate Investment Trusts (REITs) — 1.0%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	943,995

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5,300	$5,079,996
3.900%	03/15/27	11,645	10,786,509
4.125%	05/15/29	6,449	5,882,795
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	10,000	9,573,902
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50	4,300	3,191,825
5.850%	03/08/53	12,000	11,944,637
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,521,679
4.700%	06/01/27	2,020	1,870,301
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	10,869,358
4.400%	01/15/29	17,246	16,380,919
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	6,635	5,501,406
3.100%	01/15/30(a)	7,500	6,538,678
4.000%	06/01/25	12,865	12,471,670
4.250%	04/01/26	3,070	3,009,860
4.250%	04/15/28	9,620	9,200,671
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	5,600	5,242,143
7.375%	03/15/32	3,992	4,579,883
			126,590,227
Retail — 1.7%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	18,831,908
4.500%	07/26/47	15,758	12,943,038
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,510,202
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	8,924,190
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	17,350,316
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	4,903,950
4.200%	05/15/28	29,165	28,381,369
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47(a)	20,500	17,649,583
4.200%	04/01/43	5,422	4,913,514
4.250%	04/01/46	9,395	8,533,757
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
4.400%	03/15/45	15,945	$14,816,959
5.875%	12/16/36	8,382	9,353,080
Macy’s Retail Holdings LLC,
Gtd. Notes
4.300%	02/15/43	8,994	5,559,701
5.125%	01/15/42	1,875	1,251,132
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	4,675	4,113,967
4.600%	05/26/45	5,325	4,941,137
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	7,745	7,405,066
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	4,500	4,447,182
Target Corp.,
Sr. Unsec’d. Notes
4.800%	01/15/53	5,990	5,885,202
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50(a)	24,602	18,398,442
4.650%	06/01/46	1,002	817,142
Walmart, Inc.,
Sr. Unsec’d. Notes
4.500%	09/09/52(a)	9,335	9,328,411
			212,259,248
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24	1,765	1,755,439
Semiconductors — 1.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	10,000	7,535,760
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	39,051,368
Intel Corp.,
Sr. Unsec’d. Notes
5.050%	08/05/62	5,630	5,213,946
5.625%	02/10/43(a)	4,975	5,096,280
5.700%	02/10/53(a)	22,515	22,937,992
5.900%	02/10/63	15,485	15,922,982
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
4.333%	06/01/23	26,200	26,138,085
			121,896,413
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	3,440	3,213,349

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software — 2.8%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	18,000	$19,447,295
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	24,831,913
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		19,949	14,049,426
2.675%	06/01/60		63,513	43,868,670
2.921%	03/17/52(a)		77,381	58,638,271
3.041%	03/17/62		45,717	34,288,974
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40		5,000	3,874,470
3.600%	04/01/50		8,279	5,863,938
3.800%	11/15/37		21,055	17,512,699
3.850%	04/01/60		3,950	2,755,837
3.900%	05/15/35		7,346	6,421,918
3.950%	03/25/51		1,920	1,442,384
4.000%	07/15/46		30,190	23,094,754
4.125%	05/15/45		1,300	1,023,038
4.300%	07/08/34		12,200	11,148,609
4.375%	05/15/55		30,959	24,461,415
5.550%	02/06/53		15,705	14,947,640
6.900%	11/09/52		26,335	29,519,691
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28		5,985	5,888,506
				343,079,448
Telecommunications — 3.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		36,400	28,731,336
3.500%	09/15/53		71,137	51,657,227
3.550%	09/15/55		69,667	50,044,134
3.650%	09/15/59		132,309	94,535,925
3.800%	12/01/57		22,245	16,523,595
4.500%	05/15/35		22,285	20,898,028
4.650%	06/01/44		19,400	17,280,522
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		1,675	2,083,281
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		1,000	1,221,725
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29		27,700	26,997,858
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		8,786	8,588,315
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41(a)		27,795	20,580,108
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.300%	02/15/51	24,035	$17,090,250
4.375%	04/15/40	3,205	2,870,926
4.500%	04/15/50(a)	4,300	3,733,174
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	6,875	4,910,220
3.550%	03/22/51(a)	8,675	6,635,027
3.700%	03/22/61	49,135	36,734,106
4.000%	03/22/50	5,566	4,628,142
			415,743,899
Transportation — 1.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	3,146,112
4.375%	09/01/42	8,705	8,047,186
4.400%	03/15/42	10,600	9,835,037
4.450%	03/15/43	11,312	10,452,887
4.550%	09/01/44	2,455	2,325,572
4.700%	09/01/45	3,040	2,895,619
5.050%	03/01/41	1,620	1,629,887
5.150%	09/01/43	3,133	3,190,955
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.400%	08/05/52(a)	6,500	6,072,325
4.500%	11/07/43	2,000	1,794,590
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.800%	09/15/35	1,645	1,630,214
6.125%	09/15/2115	14,400	15,357,303
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,533,014
3.350%	11/01/25	10,250	9,942,323
4.500%	08/01/54	10,400	9,243,550
4.750%	05/30/42	5,000	4,722,011
5.500%	04/15/41	1,682	1,732,713
6.150%	05/01/37	1,000	1,100,712
6.220%	04/30/40	531	587,689
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	691,214
4.250%	05/15/30(a)	5,095	4,961,327
4.500%	02/01/65	2,115	1,657,670
4.550%	04/01/46	6,975	6,136,298
4.750%	11/15/45	2,925	2,651,432
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	2,310,737
4.950%	08/15/45	10,000	9,356,434
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	7,626	5,292,556
3.942%	11/01/47	3,667	3,001,859
3.950%	10/01/42	1,140	966,269
4.050%	08/15/52	1,585	1,313,196

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.100%	05/15/2121	10,745	$7,601,306
4.450%	06/15/45	1,700	1,494,529
4.650%	01/15/46	700	635,945
4.800%	08/15/43	852	749,548
4.837%	10/01/41	1,080	1,015,483
5.590%	05/17/25	3,000	3,033,581
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	928,985
3.350%	08/15/46	4,300	3,259,847
3.799%	04/06/71	23,845	18,419,722
3.875%	02/01/55	4,805	3,954,678
3.950%	08/15/59	5,100	4,166,112
			182,838,427
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26(a)	4,325	3,859,246
3.400%	11/15/26	4,275	3,978,053
4.125%	08/01/23	20,000	19,867,869
			27,705,168
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	5,938,143
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	4,943,579
			10,881,722

Total Corporate Bonds (cost $12,396,323,672)			10,848,363,206
Municipal Bonds — 1.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	8,882,447
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	10,071,889
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,179,895
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	4,041,591
			24,175,822
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,645,017
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	$109,674
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,605	7,577,229
			7,686,903
Michigan — 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	4,283,082
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	19,144	16,914,616
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,548,370
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,369,576
			29,115,644
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	15,415,681
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	338,758
			15,754,439
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	35,736,985
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,468,803
			42,205,788
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,159,534
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	6,089	5,319,824
4.800%	06/01/2111	1,300	1,181,475
			6,501,299
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,728,642

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania (cont’d.)
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	$3,839,318
			12,567,960
Puerto Rico — 0.2%
Puerto Rico Highway & Transportation Authority,
Revenue Bonds, Series A
5.000%	07/01/62	7,000	6,628,721
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	13,722	12,859,304
			19,488,025
Texas — 0.3%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	918,012
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,691,003
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	13,462,023
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	22,905	18,654,703
			39,725,741
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	10,882,809
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	8,758,991
			19,641,800

Total Municipal Bonds (cost $255,488,821)			222,667,972
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bonds
1.875%	11/15/51(h)(k)	4,500	3,064,219
2.250%	02/15/52(h)	4,000	2,984,375
2.875%	05/15/52(h)(k)	6,000	5,134,687
4.000%	11/15/42(h)	125	128,398
4.000%	11/15/52(h)	1,975	2,096,895
U.S. Treasury Notes
0.625%	08/15/30(k)	4,800	3,912,000

Total U.S. Treasury Obligations (cost $18,968,682)			17,320,574

	Shares	Value
Preferred Stocks — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	335,000	$8,398,450
Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month LIBOR + 3.790%, Series K, Maturing 03/15/26(oo)	565,000	12,656,000

Total Preferred Stocks (cost $22,500,000)		21,054,450

Total Long-Term Investments (cost $13,676,110,655)		12,028,135,250
Short-Term Investments — 2.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	22,580,321	22,580,321
PGIM Institutional Money Market Fund (cost $274,855,795; includes $273,615,214 of cash collateral for securities on loan)(b)(wa)	274,943,575	274,806,104

Total Short-Term Investments (cost $297,436,116)		297,386,425

TOTAL INVESTMENTS—101.0% (cost $13,973,546,771)		12,325,521,675

Liabilities in excess of other assets(z) — (1.0)%		(119,212,781)

Net Assets — 100.0%		$12,206,308,894

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
HSBC	HSBC Bank PLC
ING	ING Financial Markets LLC
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SCB	Standard Chartered Bank
TD	The Toronto-Dominion Bank

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $270,891,908; cash collateral of $273,615,214 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,249,863. The aggregate value of $23,549,997 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
45	2 Year U.S. Treasury Notes	Jun. 2023	$9,290,391	$95,948
8,301	10 Year U.S. Treasury Notes	Jun. 2023	953,966,526	27,326,673
1,714	10 Year U.S. Ultra Treasury Notes	Jun. 2023	207,635,040	6,310,490
1,357	20 Year U.S. Treasury Bonds	Jun. 2023	177,979,031	3,603,705
				37,336,816
Short Positions:
3,355	5 Year U.S. Treasury Notes	Jun. 2023	367,398,703	(7,556,319)
1,234	10 Year Euro-Bund	Jun. 2023	181,791,004	(6,202,565)
2,841	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	400,936,125	(16,280,063)
				(30,038,947)
				$7,297,869
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	BARC	EUR	4,061	$4,305,594	$4,405,163	$99,569	$—
Expiring 04/04/23	BOA	EUR	9,736	10,350,693	10,560,960	210,267	—
Expiring 04/04/23	HSBC	EUR	204,281	220,235,465	221,591,068	1,355,603	—
Expiring 04/04/23	HSBC	EUR	3,260	3,488,499	3,536,182	47,683	—
Expiring 04/04/23	SCB	EUR	19,046	20,488,410	20,660,034	171,624	—
Expiring 04/04/23	SCB	EUR	702	744,363	761,458	17,095	—
				$259,613,024	$261,514,865	1,901,841	—

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	TD	EUR	241,086	$257,037,180	$261,514,865	$—	$(4,477,685)
Expiring 05/02/23	HSBC	EUR	204,281	220,592,958	221,941,472	—	(1,348,514)
				$477,630,138	$483,456,337	—	(5,826,199)
						$1,901,841	$(5,826,199)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	690,000	$(3,364,483)	$(8,121,625)	$(4,757,142)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A25